Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 16, 2012	Jun. 30, 2011
Entity Registrant Name	SENSIENT TECHNOLOGIES CORP
Entity Central Index Key	0000310142
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,829,709,405
Entity Common Stock, Shares Outstanding		50,284,023
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011